Note 15 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2014	2015	2016
Port charges	15	27	-
Bunkers	-	27	20
Commissions	98	316	716
Total	113	370	736
Vessel Operating Expenses	Year Ended December 31,
	2014	2015	2016
Crew wages and related costs	744	3,090	6,885
Insurance	52	268	542
Repairs and maintenance	106	297	520
Spares and consumable stores	247	1,109	1,923
Registration and tonnage taxes (Note 17)	(6)	25	43
Total	1,143	4,789	9,913